FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
Summary of assets that are measured at fair value on a recurring basis

		As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments in time deposits	7,095,686	—	—	7,095,686
Short-term investments in investment products	—	550,000	—	550,000
Listed equity securities	159,148	—	—	159,148
Available-for-sale debt securities	—	—	448,776	448,776

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments in time deposits	7,469,213	—	—	7,469,213
Non-current time deposits	719,189	—	—	719,189
Listed equity securities	158,145	—	—	158,145
Available-for-sale debt securities	—	—	479,952	479,952

Summary of reconciliation of Level 1 fair value measurement of listed equity securities

RMB
Initial recognition	201,558
Unrealized loss	(42,410)
Balance at December 31, 2019	159,148
Unrealized loss	(1,003)
Balance at December 31, 2020	158,145

Summary of reconciliation of Level 3 fair value measurement of available-for-sale debt securities

RMB
Balance at December 31, 2018 and 2019	448,776
Unrealized gain	31,176
Balance at December 31, 2020	479,952

Schedule of significant unobservable inputs utilized in the valuation

Expected share volatility	45.3%
Time to exit events	December 31, 2024
Probability of exit events	Liquidation scenario: 30%
Redemption scenario: 30%
IPO scenario: 40%